UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-03363

Exact Name of Registrant as Specified in Charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD.

================ Delaware Limited-Term Diversified Income Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Delaware Tax-Exempt Income Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Delaware Tax-Exempt Opportunities Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Delaware Tax-Free California II Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Delaware Tax-Free New Jersey Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Delaware Tax-Free New York II Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Delaware Tax-Free Oregon Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 27, 2020